Capital Management - Summary of Capital Structure (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of objectives, policies and processes for managing capital [abstract]
Loans and borrowings (current and non-current) (Note 26)	¥ 2,341,432	$ 336,805	¥ 2,203,000
Lease liabilities (current and non-current) (Note 25)	59,641	8,579	40,531
Trade and other payables (current and non-current) (Note 22)	8,328,774	1,198,057	9,632,463
Other financial liability (Note 28)	45,950	6,610
Less: Cash and bank balances (Note 16)	(4,850,743)	(697,758)	(5,331,555)
Net debts	5,925,054	852,293	6,544,439
Equity attributable to equity holders of the Company	9,008,946	1,295,896	8,859,152
Total capital and net debts	¥ 14,934,000	$ 2,148,189	¥ 15,403,591